Legal proceedings and regulatory matters (Details) € in Millions, $ in Millions	1 Months Ended					5 Months Ended	6 Months Ended	7 Months Ended	12 Months Ended
	Dec. 31, 2021 EUR (€)	Jun. 30, 2021	Jun. 30, 2020 financial_institution investorGroup claim	Dec. 31, 2016	Apr. 30, 2016 action	Nov. 30, 2015 action	Jun. 30, 2022 USD ($) action claim lawsuit plaintiff	Jun. 30, 2019 complaint	Dec. 31, 2021 USD ($) hearing	Nov. 30, 2008 USD ($)
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities | $							$ 102,505		$ 114,187
Madoff Securities
Disclosure of contingent liabilities [line items]
Aggregate value of funds with assets invested in securities under litigation | $										$ 8,400
Estimated fund transfers, less withdrawals from securities under litigation | $										$ 4,000
Madoff litigation
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities | $							$ 600
Anti-money laundering and sanctions-related matters | New York | HSBC Holdings
Disclosure of contingent liabilities [line items]
Number of pending claims							9
Number of claims dismissed							5
Number of claims on appeal							2
Number of claims subject to appeal							3
Number of remaining actions at a very early stage							4
Benchmark rate litigation
Disclosure of contingent liabilities [line items]
Infringement period				1 month
% Increase estimated financial effect of contingent liabilities		5.00%
Number of groups of plaintiffs | plaintiff							5
Foreign exchange rate investigations and litigation
Disclosure of contingent liabilities [line items]
Number of groups of plaintiffs | lawsuit							2
Fines and penalties | €	€ 174.3
Number of financial institutions | financial_institution			28
Precious metals fix-related investigations and litigation
Disclosure of contingent liabilities [line items]
Number of lawsuits/claims filed					2
Film finance litigation | HSBC Private Bank (UK) Limited
Disclosure of contingent liabilities [line items]
Number of groups of plaintiffs | investorGroup			2
Number of lawsuits/claims filed | complaint								2
Number of new claims filed			2			2
Other regulatory investigations, reviews and litigation
Disclosure of contingent liabilities [line items]
Number of pending claims | claim							2
Cayman islands litigation
Disclosure of contingent liabilities [line items]
Number of hearings | hearing									2